Risks and Concentration	12 Months Ended
Dec. 31, 2024
Risks and Concentration
Risks and Concentration
3	Risks and Concentration
a	Credit risk

Financial instruments that potentially subject the Group to concentration of credit risk consist primarily of cash and cash equivalents and time deposits. The Group limits its exposure to credit loss by depositing its cash and cash equivalents and time deposits with financial institutions in the PRC, Hong Kong, Philippines, Singapore, Malaysia, Thailand, Saudi Arabia and United Arab Emirates, which are among the largest and most reputable banks with high ratings from internationally-recognized rating agencies, which management believes are of high credit quality. The Group periodically reviews these institutions’ reputations, track records and reported reserves.

As of December 31, 2023 and 2024, the Group had US$9,619 and US$12,322 in cash and cash equivalents, US$2,091 and US$89 in time deposits with large banks in Singapore, respectively. Singapore has the official Singapore Deposit Insurance Corporation (SDIC) to protect the deposits in the licensed banks, up to a limit of SGD100. In addition, the Group believes that the risk of failure of the Singapore bank is remote.

As of December 31, 2023 and 2024, the Group had US$6,290 and US$4,972 in cash and cash equivalents with large banks in Hong Kong, respectively. Hong Kong has an official Deposit Protection Scheme (DPS), similar to the Federal Deposit Insurance Corporation (FDIC) in the United States. Deposits in the licensed banks are protected by DPS, up to a limit of HKD800. In addition, the Group believes that the risk of failure of the Hong Kong bank is remote.

b	Major customers and Vendors

There were no customers whose revenues individually represent greater than 10% of the total revenues of the Group for the years ended December 31, 2022, 2023 and 2024.

Also there were no vendors that individually represent greater than 10% of the total revenues of the Group for the years ended December 31, 2022, 2023 and 2024.

3	Risks and Concentration (Continued)
c	Concentration of foreign currency risks

For the year ended December 31, 2021, the majority of the Group’s revenues derived were in RMB. As the Group began to focus on international business and divesting the China Mainland Business from 2022, the majority of the Group’s revenues derived were in USD. Effective January 1, 2022, the Company chooses to change its reporting currency from RMB to USD. The financial statements of these subsidiaries which operates in China, the Philippines, Malaysia, Thailand, Saudi Arabia and the United Arab Emirates are translated into U.S. dollars using period-end rates of exchange for assets and liabilities, historical rates of exchange for equity, and average rates of exchange for revenue and expenses. Translation gains (losses) are recorded in accumulated other comprehensive income/(loss) as a component of stockholders’ equity.

Unrealized foreign exchange gains and losses due to re-measurement of monetary assets and liabilities denominated in non-functional currencies as well as realized foreign exchange gains and losses on foreign exchange transactions are recorded in other income (expense), net in the consolidated statements of operations.

d	Foreign currency exchange rate risks

From 2022, most of the Group’s revenues generated from the international business and denominated in USD. However, as the request of service fee payments to all of the Philippine tutors, a significant portion of the costs are incurred in Philippine Pesos. The Philippines continues to experience inflation, currency declines and shortages of foreign exchange. The Group also has a portion of operating expenses denominated in RMB. The value of RMB against the U.S. dollar may fluctuate significantly and unpredictably. The fluctuations of the RMB against the US$ was approximately 9.2% appreciation, 1.7% appreciation and 1.5% appreciation in 2022, 2023 and 2024, respectively. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the RMB and the US$ in the future. The Group is exposed to the risk of cost increases due to inflation in the Philippines and the appreciation of Renminbi. The Group does not currently engage in any transactions as a hedge against risk of loss due to foreign currency fluctuations.